Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 25,125,372	$ 3,234,596	$ 34,618,901
Allowance for expected credit losses	(6,263,876)	(806,400)	(5,066,546)	$ (652,258)	$ (2,197,063)
Total	$ 18,861,496	$ 2,428,196	$ 29,552,355